Special Purpose Statement of Assets Acquired and Liabilities Assumed - The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member]	Jun. 26, 2017 USD ($)
Assets Acquired
Land and land improvements	$ 1,000,000
Building	3,000,000
Equipment	2,124,650
Inventory	96,049
Customer Relationship	81,773
Total Assets Acquired	6,302,472
Current Liabilities:
Contingent real estate liability	1,730,542
Total Liabilities Assumed	1,730,542
Total Assets Acquired less Liabilities Assumed	$ 4,571,930